Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
16.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

BVI

Under the current laws of the BVI, Quhuo BVI is not subject to tax on income or capital gains.

Hong Kong

The Company’s subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. Under the two-tiered profits tax rates regime, the first two million HK dollar of annual profit tax was eligible for 8.25% reduction and profits above will be subject to the tax rate of 16.5%.

PRC

The Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008 except for the following entities eligible for preferential tax rates. For qualified small and micro-sized enterprise, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the years ended December 31, 2023, 2024 and 2025, some PRC subsidiaries are qualified small and micro-sized enterprise as defined, and thus are eligible for the above preferential tax rates for small and micro-sized enterprise. Hainan Quhuo, Hainan Xinying and Haikou Chengtu are enterprises registered in the Hainan free trade port and engaged in substantial business in encouraged industries and are therefore entitled to preferential tax rate of 15%. Beijing Quhuo, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) in 2020 and renewed in 2023, thus it is eligible for a preferential tax rate of 15% from 2020 to 2025.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive (loss)/income were as follows:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current income tax expense/(benefit)	5,166	(4,673)	(8,161)	(1,167)
Deferred income tax benefit	(6,093)	(13,670)	(23,636)	(3,380)
Total income tax expense/(benefit)	(927)	(18,343)	(31,797)	(4,547)

Reconciliation between expenses of income taxes

The reconciliations of the income tax expense for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the year ended December 31,
	2023	2024
	RMB	RMB
Income/(loss)before income tax expense	5,081	(16,731)
Income tax expense/(benefit)at statutory tax rate	1,270	(4,183)
International tax rate difference	(289)	2,984
Effect of preferential tax rates	(3,970)	(460)
Non-deductible entertainment expenses	454	339
Non-deductible stock compensation	(124)	—
Other non-deductible expense	—	452
Research and development expense super-deduction	(1,520)	(1,357)
Changes in valuation allowance	(1,355)	(12,576)
Effects of deregistered/disposed entities	—	7,255
Changes of uncertain tax position	1,789	(13,140)
Over-provisions of prior years	—	(2,250)
Interest expense	2,818	4,593
Income tax expense	(927)	(18,343)

	For the year ended
	December 31, 2025
	RMB	US$	Percent
Net income (loss) before income tax expense	(182,308)	(26,069)
Income tax at statutory tax rate	(45,749)	(6,542)	25.1%
International tax rate difference
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	5,640	807	-3.1%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	8	1	0.0%
Other foreign jurisdictions	(662)	(95)	0.4%
Effect of preferential tax rates	12,240	1,750	-6.7%
Changes in valuation allowance	16,306	2,332	-8.9%
Nontaxable or nondeductible items
Non-deductible expenses
Entertainment expenses	363	52	-0.2%
Stock compensation	(753)	(108)	0.4%
Others	665	95	-0.4%
Changes of uncertain tax position	(20,392)	(2,916)	11.2%
Other adjustments
Research and development expense super-deduction	(1,365)	(195)	0.7%
Effects of deregistered/disposed entities	(1,306)	(187)	0.7%
Reversal of income tax payable of deregistered/disposed entities	(76)	(11)	0.0%
Interest expense	3,283	470	-1.8%
Income tax expense	(31,797)	(4,547)	17.4%

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Tax losses carried forward	21,953	55,463	7,931
Accrued expense and other current liabilities	5,095	9,848	1,408
Amortization and depreciation difference	4,201	4,201	601
Bad debt provision	2,357	6,047	865
Leasing liability	916	382	55
Prepaid rent	31	5	1
Less: valuation allowance	(2,239)	(20,797)	(2,974)
Total deferred tax assets, net of valuation allowance	32,314	55,148	7,887
Deferred tax liabilities:
Intangible assets	416	177	25
Right-of-use assets	947	387	55
Total deferred tax liabilities	1,363	564	80

The Company operates through VIE and subsidiaries of the VIE and valuation allowance is considered for each of the entities on an individual basis. The Company recorded valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2023, 2024 and 2025. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2023, 2024 and 2025, the Company had taxable losses of RMB113,220, RMB123,111 and RMB161,354 (US$23,073) derived from entities in the PRC, which can be carried forward per tax regulation to offset future taxable income for income tax purposes. The PRC taxable losses will expire from December 31, 2026 to 2030 if not utilized.

Unrecognized Tax Benefit

As of December 31, 2023, 2024 and 2025, the Company had unrecognized tax benefit of RMB54,212, RMB41,772 and RMB35,341 (US$5,054), respectively, of which RMB54,212, RMB41,772 and RMB29,690 (US$4,246) are presented on a net basis against the deferred tax assets related to tax loss carry forwards in the other non-current liabilities in the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2023, 2024 and 2025, unrecognized tax benefits of RMB54,098, RMB41,772 and RMB35,341 (US$5,054), respectively, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	As of December 31,
	2024	2024	2024
	RMB	RMB	US$
Balance at January 1	54,212	41,772	5,973
Increase	—	7,295	1,043
Decrease	(12,440)	(13,726)	(1,963)
Balance at December 31	41,772	35,341	5,053

In the years ended December 31, 2023, 2024 and 2025, the Company recorded interest expense accrued in relation to the unrecognized tax benefit of RMB2,818, RMB4,593 and RMB3,283 (US$469) in income tax expense, respectively. Accumulated interest expense recorded in unrecognized tax benefit was RMB14,242, RMB18,836 and RMB22,119 (US$3,163), respectively, as of December 31, 2023, 2024 and 2025.

As of December 31, 2025, the tax years ended December 31, 2019 through period ended as of the reporting date for the WFOE, the VIE and VIE’s subsidiaries remain open to examination by the PRC tax authorities.